Blue Chip Investor Fund
Investment Objective
The Blue Chip Investor Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Blue Chip Investor Fund USD ($)
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Blue Chip Investor Fund
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.37%
Fee Waiver / Expense Reimbursement	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.02%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.00% of its average daily net assets through April 30, 2019. The fee waiver will automatically terminate on April 30, 2019 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before April 30, 2019.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Blue Chip Investor Fund | USD ($)	104	399	717	1,616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.16% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in the common stocks of industry-dominant companies whose earnings have demonstrated superior growth. The Fund's Adviser considers, among other things, balance sheet strength, cash flow and return on equity. The Fund normally focuses its investments in a core of less than 25 companies, and certain sectors are likely to be overweighted compared to others. The Fund invests in medium to large capitalization companies. The average market capitalization of holdings is usually larger than $5 billion. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected return are acquired.

The Fund may sell covered call options. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional income to the Fund.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Medium-Sized Companies

To the extent the Fund invests in the stocks of medium-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium-sized companies may experience higher failure rates than do larger companies.

Risk of Non-Diversification

The Fund is non-diversified, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Borrowing Risk

The Fund may borrow money in an amount not exceeding 33 1/2% of the Fund's total assets. Borrowing magnifies the potential for gain or loss of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage.

Covered Call Options Risk

Selling covered call options will limit the Fund's gain, if any, on the underlying securities, and the Fund continues to bear the risk of a decline in the value of the underlying stock until the option expires or is closed out.

Management Risk

The Adviser's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-673-3119. The bar chart shows calendar year total returns for the Fund for the last ten years.

Best Quarter (6/30/09) +18.77% Worst Quarter (12/31/08) -24.50%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/17
Average Annual Total Returns - Blue Chip Investor Fund	1 Year	5 Years	10 Years
Blue Chip Investor Fund	18.50%	14.14%	7.24%
Blue Chip Investor Fund | After Taxes on Distributions	16.31%	12.86%	6.60%
Blue Chip Investor Fund | After Taxes on Distributions and Sales	11.11%	11.05%	5.70%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	21.83%	15.79%	8.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.